Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2012
Restrictions on Cash and Due From Banks [Abstract]
RESTRICTIONS ON CASH AND DUE FROM BANKS

NOTE 2 - RESTRICTIONS ON CASH AND DUE FROM BANKS

In return for services obtained through correspondent banks, the Corporation is required to maintain non-interest bearing cash balances in those correspondent banks. At December 31, 2012 and 2011, compensating balances approximated $2,900,000 and $1,866,000, respectively. During 2012 average required balances totaled $2,265,000 and during 2011 totaled $1,758,000.